ORGANIZATION AND DESCRIPTION OF BUSINESS	12 Months Ended
Mar. 31, 2026
ORGANIZATION AND DESCRIPTION OF BUSINESS [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS
1.	ORGANIZATION AND DESCRIPTION OF BUSINESS

Waton Financial Limited (“Waton Financial” or the “Company”) is a holding company incorporated in the British Virgin Islands (“BVI”) with limited liability on June 25, 2010 under the original name of “IAM Group Inc.”, which name was changed to “Waton Financial Limited” on July 5, 2023, and conducts its business mainly through its subsidiaries in Hong Kong (hereafter, the “Group”), namely Waton Securities International Limited (“WSI”). WSI principally engaged in the provision of (i) securities brokerage and distribution services, margin financing services and other ancillary services; and (ii) software licensing and related support services, including licensing and Software-as-a-Service (“SaaS”) based delivery of trading platform applications, upgrades and enhancements, maintenance and other related services to securities brokers and financial institutions. Since September 2023, Waton Technology International Limited (“WTI”) has engaged in the provision of software licensing and related support services, including licensing of trading platform applications, upgrades and enhancements, maintenance and other related services to securities brokers and financial institutions.

On November 5, 2025, Waton AI Genius Holding Limited, a wholly owned subsidiary of the Company, is incorporated in the BVI with limited liability and the principal business is investment holding.

As of March 31, 2026, the Company’s operating subsidiaries are as follows:

Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Major business activities
Waton Securities International Limited (“WSI”)	April 28, 1989	Hong Kong	100%	Broker services and software licensing and related support services
Waton Technology International Limited (“WTI”)	February 24, 2023	Hong Kong	100%	Software licensing and related support services
Waton Sponsor Limited	September 7, 2023	BVI	100%	Sponsor of a special purpose acquisition company
Love & Health Limited*	October 3, 2023	Cayman Islands	100%	Special Purpose Acquisition Company
Descart Limited	February 23, 2024	United States	100%	General holding

*	As of March 31, 2026, Love & Health Limited has not completed its initial public offering with Nasdaq.

On April 2, 2025, the Company closed its initial public offering (“IPO”) of 4,375,000 ordinary shares and the sale of an additional 656,250 ordinary shares (the “Over-allotment”), pursuant to the full exercise of the over-allotment option granted to the underwriters in connection with the IPO. The offering price was $4.00 per share. The aggregate net proceeds of the IPO and Over-allotment were $18,234,300, after deducting underwriting discounts and offering expenses. The ordinary shares of the Company were approved for listing on The Nasdaq Capital Market and commenced trading under the ticker symbol “WTF” on April 1, 2025.